Summary of significant accounting policies (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intra-Entity Foreign Currency Balance [Line Items]
Diluted	30,878,933	0
Year End Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	7.1268		7.0827
Average Translation Rates [Member] | United States of America, Dollars
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency transactions	7.1051	6.9252